Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001027263
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 6, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 6, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio		Class IA Shares	Class IB Shares
Management Fee		0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)		0.25%	0.25%
Other Expenses	[1]	0.25%	0.25%
Total Annual Portfolio Operating Expenses	[1]	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement	[2]	(0.05%)	(0.05%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.20%	1.20%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

Expense Example - EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio (USD $)	1 Year	3 Years
Class IA Shares	122	392
Class IB Shares	122	392

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.25%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[1]
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	392
EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.25%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[1]
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	392
EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year

[1]	Based on estimated amounts for the current fiscal year.
[2]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

EQ/AllianceBernstein Small Cap Growth Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

Expense Example - EQ/AllianceBernstein Small Cap Growth Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	113	353	612	1,352
Class IB Shares	113	353	612	1,352

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/AllianceBernstein Small Cap Growth Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.11%
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	353
5 Years	rr_ExpenseExampleYear05	612
10 Years	rr_ExpenseExampleYear10	1,352
EQ/AllianceBernstein Small Cap Growth Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.11%
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	353
5 Years	rr_ExpenseExampleYear05	612
10 Years	rr_ExpenseExampleYear10	1,352
EQ/AllianceBernstein Small Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

Expense Example - EQ/AXA Franklin Small Cap Value Core Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	121	378	654	1,443
Class IB Shares	121	378	654	1,443

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/AXA Franklin Small Cap Value Core Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.19%
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	378
5 Years	rr_ExpenseExampleYear05	654
10 Years	rr_ExpenseExampleYear10	1,443
EQ/AXA Franklin Small Cap Value Core Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.19%
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	378
5 Years	rr_ExpenseExampleYear05	654
10 Years	rr_ExpenseExampleYear10	1,443
EQ/AXA Franklin Small Cap Value Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

Expense Example - EQ/BlackRock Basic Value Equity Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	97	303	525	1,166
Class IB Shares	97	303	525	1,166

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/BlackRock Basic Value Equity Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	1,166
EQ/BlackRock Basic Value Equity Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	1,166
EQ/BlackRock Basic Value Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Boston Advisors Equity Income Portfolio		Class IA Shares	Class IB Shares
Management Fee		0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)		0.25%	0.25%
Other Expenses		0.13%	0.13%
Total Annual Portfolio Operating Expenses		1.13%	1.13%
Fee Waiver and/or Expense Reimbursement	[1]	(0.08%)	(0.08%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.05%	1.05%
[1]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

Expense Example - EQ/Boston Advisors Equity Income Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	107	351	615	1,367
Class IB Shares	107	351	615	1,367

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/Boston Advisors Equity Income Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	351
5 Years	rr_ExpenseExampleYear05	615
10 Years	rr_ExpenseExampleYear10	1,367
EQ/Boston Advisors Equity Income Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	351
5 Years	rr_ExpenseExampleYear05	615
10 Years	rr_ExpenseExampleYear10	1,367
EQ/Boston Advisors Equity Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013

[1]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

EQ/Calvert Socially Responsible Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		EQ/Calvert Socially Responsible Portfolio Class IA Shares
Management Fee	[1]	0.50%
Distribution and/or Service Fees (12b-1 fees)		0.25%
Other Expenses		0.20%
Total Annual Portfolio Operating Expenses		0.95%
[1]	Restated to reflect current fees.

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
EQ/Calvert Socially Responsible Portfolio Class IA Shares	97	303	525	1,166

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/Calvert Socially Responsible Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	1,166
EQ/Calvert Socially Responsible Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees

[1]	Restated to reflect current fees.

EQ/Capital Guardian Research Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Capital Guardian Research Portfolio		Class IA Shares	Class IB Shares
Management Fee		0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)		0.25%	0.25%
Other Expenses		0.13%	0.13%
Total Annual Portfolio Operating Expenses		1.02%	1.02%
Fee Waiver and/or Expense Reimbursement	[1]	(0.05%)	(0.05%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.97%	0.97%
[1]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

Expense Example - EQ/Capital Guardian Research Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	99	320	558	1,243
Class IB Shares	99	320	558	1,243

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/Capital Guardian Research Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.97%
1 Year	rr_ExpenseExampleYear01	99
3 Years	rr_ExpenseExampleYear03	320
5 Years	rr_ExpenseExampleYear05	558
10 Years	rr_ExpenseExampleYear10	1,243
EQ/Capital Guardian Research Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.97%
1 Year	rr_ExpenseExampleYear01	99
3 Years	rr_ExpenseExampleYear03	320
5 Years	rr_ExpenseExampleYear05	558
10 Years	rr_ExpenseExampleYear10	1,243
EQ/Capital Guardian Research Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013

[1]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

EQ/Common Stock Index Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

Expense Example - EQ/Common Stock Index Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	74	230	401	894
Class IB Shares	74	230	401	894

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/Common Stock Index Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.72%
1 Year	rr_ExpenseExampleYear01	74
3 Years	rr_ExpenseExampleYear03	230
5 Years	rr_ExpenseExampleYear05	401
10 Years	rr_ExpenseExampleYear10	894
EQ/Common Stock Index Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.72%
1 Year	rr_ExpenseExampleYear01	74
3 Years	rr_ExpenseExampleYear03	230
5 Years	rr_ExpenseExampleYear05	401
10 Years	rr_ExpenseExampleYear10	894
EQ/Common Stock Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

Expense Example - EQ/Core Bond Index Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	74	230	401	894
Class IB Shares	74	230	401	894

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/Core Bond Index Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.72%
1 Year	rr_ExpenseExampleYear01	74
3 Years	rr_ExpenseExampleYear03	230
5 Years	rr_ExpenseExampleYear05	401
10 Years	rr_ExpenseExampleYear10	894
EQ/Core Bond Index Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.72%
1 Year	rr_ExpenseExampleYear01	74
3 Years	rr_ExpenseExampleYear03	230
5 Years	rr_ExpenseExampleYear05	401
10 Years	rr_ExpenseExampleYear10	894
EQ/Core Bond Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

Expense Example - EQ/Davis New York Venture Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	126	393	681	1,500
Class IB Shares	126	393	681	1,500

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/Davis New York Venture Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.24%
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	393
5 Years	rr_ExpenseExampleYear05	681
10 Years	rr_ExpenseExampleYear10	1,500
EQ/Davis New York Venture Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.24%
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	393
5 Years	rr_ExpenseExampleYear05	681
10 Years	rr_ExpenseExampleYear10	1,500
EQ/Davis New York Venture Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

Expense Example - EQ/Equity 500 Index Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	63	199	346	774
Class IB Shares	63	199	346	774

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/Equity 500 Index Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.62%
1 Year	rr_ExpenseExampleYear01	63
3 Years	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	774
EQ/Equity 500 Index Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.62%
1 Year	rr_ExpenseExampleYear01	63
3 Years	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	774
EQ/Equity 500 Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

Expense Example - EQ/Equity Growth PLUS Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	104	325	563	1,248
Class IB Shares	104	325	563	1,248

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/Equity Growth PLUS Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.02%
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	1,248
EQ/Equity Growth PLUS Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.02%
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	1,248
EQ/Equity Growth PLUS Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

Expense Example - EQ/Franklin Core Balanced Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	111	347	601	1,329
Class IB Shares	111	347	601	1,329

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/Franklin Core Balanced Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,329
EQ/Franklin Core Balanced Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,329
EQ/Franklin Core Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

Expense Example - EQ/GAMCO Mergers and Acquisitions Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	132	412	713	1,568
Class IB Shares	132	412	713	1,568

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/GAMCO Mergers and Acquisitions Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.30%
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	412
5 Years	rr_ExpenseExampleYear05	713
10 Years	rr_ExpenseExampleYear10	1,568
EQ/GAMCO Mergers and Acquisitions Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.30%
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	412
5 Years	rr_ExpenseExampleYear05	713
10 Years	rr_ExpenseExampleYear10	1,568
EQ/GAMCO Mergers and Acquisitions Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

Expense Example - EQ/GAMCO Small Company Value Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	113	353	612	1,352
Class IB Shares	113	353	612	1,352

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/GAMCO Small Company Value Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.11%
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	353
5 Years	rr_ExpenseExampleYear05	612
10 Years	rr_ExpenseExampleYear10	1,352
EQ/GAMCO Small Company Value Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.11%
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	353
5 Years	rr_ExpenseExampleYear05	612
10 Years	rr_ExpenseExampleYear10	1,352
EQ/GAMCO Small Company Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

Expense Example - EQ/Global Multi-Sector Equity Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	119	372	644	1,420
Class IB Shares	119	372	644	1,420

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/Global Multi-Sector Equity Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	372
5 Years	rr_ExpenseExampleYear05	644
10 Years	rr_ExpenseExampleYear10	1,420
EQ/Global Multi-Sector Equity Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	372
5 Years	rr_ExpenseExampleYear05	644
10 Years	rr_ExpenseExampleYear10	1,420
EQ/Global Multi-Sector Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

Expense Example - EQ/Intermediate Government Bond Index Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	79	246	428	954
Class IB Shares	79	246	428	954

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/Intermediate Government Bond Index Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.77%
1 Year	rr_ExpenseExampleYear01	79
3 Years	rr_ExpenseExampleYear03	246
5 Years	rr_ExpenseExampleYear05	428
10 Years	rr_ExpenseExampleYear10	954
EQ/Intermediate Government Bond Index Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.77%
1 Year	rr_ExpenseExampleYear01	79
3 Years	rr_ExpenseExampleYear03	246
5 Years	rr_ExpenseExampleYear05	428
10 Years	rr_ExpenseExampleYear10	954
EQ/Intermediate Government Bond Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

Expense Example - EQ/International Core PLUS Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	117	365	633	1,398
Class IB Shares	117	365	633	1,398

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/International Core PLUS Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	633
10 Years	rr_ExpenseExampleYear10	1,398
EQ/International Core PLUS Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	633
10 Years	rr_ExpenseExampleYear10	1,398
EQ/International Core PLUS Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

Expense Example - EQ/International Equity Index Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	78	243	422	942
Class IB Shares	78	243	422	942

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/International Equity Index Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.76%
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	422
10 Years	rr_ExpenseExampleYear10	942
EQ/International Equity Index Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.76%
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	422
10 Years	rr_ExpenseExampleYear10	942
EQ/International Equity Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

Expense Example - EQ/International Value PLUS Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	104	325	563	1,248
Class IB Shares	104	325	563	1,248

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/International Value PLUS Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.02%
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	1,248
EQ/International Value PLUS Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.02%
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	1,248
EQ/International Value PLUS Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

Expense Example - EQ/JPMorgan Value Opportunities Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	100	312	542	1,201
Class IB Shares	100	312	542	1,201

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/JPMorgan Value Opportunities Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	1,201
EQ/JPMorgan Value Opportunities Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	1,201
EQ/JPMorgan Value Opportunities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

Expense Example - EQ/Large Cap Core PLUS Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	101	315	547	1,213
Class IB Shares	101	315	547	1,213

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/Large Cap Core PLUS Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	315
5 Years	rr_ExpenseExampleYear05	547
10 Years	rr_ExpenseExampleYear10	1,213
EQ/Large Cap Core PLUS Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	315
5 Years	rr_ExpenseExampleYear05	547
10 Years	rr_ExpenseExampleYear10	1,213
EQ/Large Cap Core PLUS Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

Expense Example - EQ/Large Cap Growth Index Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	76	237	411	918
Class IB Shares	76	237	411	918

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/Large Cap Growth Index Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.74%
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	237
5 Years	rr_ExpenseExampleYear05	411
10 Years	rr_ExpenseExampleYear10	918
EQ/Large Cap Growth Index Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.74%
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	237
5 Years	rr_ExpenseExampleYear05	411
10 Years	rr_ExpenseExampleYear10	918
EQ/Large Cap Growth Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

Expense Example - EQ/Large Cap Growth PLUS Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	100	312	542	1,201
Class IB Shares	100	312	542	1,201

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/Large Cap Growth PLUS Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	1,201
EQ/Large Cap Growth PLUS Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	1,201
EQ/Large Cap Growth PLUS Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

Expense Example - EQ/Large Cap Value Index Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	84	262	455	1,014
Class IB Shares	84	262	455	1,014

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/Large Cap Value Index Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.82%
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	455
10 Years	rr_ExpenseExampleYear10	1,014
EQ/Large Cap Value Index Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.82%
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	455
10 Years	rr_ExpenseExampleYear10	1,014
EQ/Large Cap Value Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

Expense Example - EQ/Large Cap Value PLUS Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	93	290	504	1,120
Class IB Shares	93	290	504	1,120

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/Large Cap Value PLUS Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.47%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	290
5 Years	rr_ExpenseExampleYear05	504
10 Years	rr_ExpenseExampleYear10	1,120
EQ/Large Cap Value PLUS Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.47%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	290
5 Years	rr_ExpenseExampleYear05	504
10 Years	rr_ExpenseExampleYear10	1,120
EQ/Large Cap Value PLUS Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Lord Abbett Large Cap Core Portfolio		Class IA Shares	Class IB Shares
Management Fee		0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)		0.25%	0.25%
Other Expenses		0.15%	0.15%
Total Annual Portfolio Operating Expenses		1.05%	1.05%
Fee Waiver and/or Expense Reimbursement	[1]	(0.05%)	(0.05%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.00%	1.00%
[1]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

Expense Example - EQ/Lord Abbett Large Cap Core Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	102	329	575	1,278
Class IB Shares	102	329	575	1,278

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/Lord Abbett Large Cap Core Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	329
5 Years	rr_ExpenseExampleYear05	575
10 Years	rr_ExpenseExampleYear10	1,278
EQ/Lord Abbett Large Cap Core Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	329
5 Years	rr_ExpenseExampleYear05	575
10 Years	rr_ExpenseExampleYear10	1,278
EQ/Lord Abbett Large Cap Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013

[1]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

EQ/MFS International Growth Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

Expense Example - EQ/MFS International Growth Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	126	393	681	1,500
Class IB Shares	126	393	681	1,500

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/MFS International Growth Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.24%
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	393
5 Years	rr_ExpenseExampleYear05	681
10 Years	rr_ExpenseExampleYear10	1,500
EQ/MFS International Growth Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.24%
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	393
5 Years	rr_ExpenseExampleYear05	681
10 Years	rr_ExpenseExampleYear10	1,500
EQ/MFS International Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

Expense Example - EQ/Mid Cap Index Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	75	233	406	906
Class IB Shares	75	233	406	906

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/Mid Cap Index Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.73%
1 Year	rr_ExpenseExampleYear01	75
3 Years	rr_ExpenseExampleYear03	233
5 Years	rr_ExpenseExampleYear05	406
10 Years	rr_ExpenseExampleYear10	906
EQ/Mid Cap Index Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.73%
1 Year	rr_ExpenseExampleYear01	75
3 Years	rr_ExpenseExampleYear03	233
5 Years	rr_ExpenseExampleYear05	406
10 Years	rr_ExpenseExampleYear10	906
EQ/Mid Cap Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

Expense Example - EQ/Mid Cap Value PLUS Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	105	328	569	1,259
Class IB Shares	105	328	569	1,259

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/Mid Cap Value PLUS Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.03%
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	328
5 Years	rr_ExpenseExampleYear05	569
10 Years	rr_ExpenseExampleYear10	1,259
EQ/Mid Cap Value PLUS Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.03%
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	328
5 Years	rr_ExpenseExampleYear05	569
10 Years	rr_ExpenseExampleYear10	1,259
EQ/Mid Cap Value PLUS Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

Expense Example - EQ/Money Market Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	73	227	395	883
Class IB Shares	73	227	395	883

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/Money Market Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.71%
1 Year	rr_ExpenseExampleYear01	73
3 Years	rr_ExpenseExampleYear03	227
5 Years	rr_ExpenseExampleYear05	395
10 Years	rr_ExpenseExampleYear10	883
EQ/Money Market Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.71%
1 Year	rr_ExpenseExampleYear01	73
3 Years	rr_ExpenseExampleYear03	227
5 Years	rr_ExpenseExampleYear05	395
10 Years	rr_ExpenseExampleYear10	883
EQ/Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

Expense Example - EQ/Montag & Caldwell Growth Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	116	362	628	1,386
Class IB Shares	116	362	628	1,386

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/Montag & Caldwell Growth Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.14%
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	362
5 Years	rr_ExpenseExampleYear05	628
10 Years	rr_ExpenseExampleYear10	1,386
EQ/Montag & Caldwell Growth Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.14%
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	362
5 Years	rr_ExpenseExampleYear05	628
10 Years	rr_ExpenseExampleYear10	1,386
EQ/Montag & Caldwell Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

Expense Example - EQ/Morgan Stanley Mid Cap Growth Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	110	343	595	1,317
Class IB Shares	110	343	595	1,317

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/Morgan Stanley Mid Cap Growth Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.08%
1 Year	rr_ExpenseExampleYear01	110
3 Years	rr_ExpenseExampleYear03	343
5 Years	rr_ExpenseExampleYear05	595
10 Years	rr_ExpenseExampleYear10	1,317
EQ/Morgan Stanley Mid Cap Growth Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.08%
1 Year	rr_ExpenseExampleYear01	110
3 Years	rr_ExpenseExampleYear03	343
5 Years	rr_ExpenseExampleYear05	595
10 Years	rr_ExpenseExampleYear10	1,317
EQ/Morgan Stanley Mid Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

Expense Example - EQ/Mutual Large Cap Equity Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	119	372	644	1,420
Class IB Shares	119	372	644	1,420

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/Mutual Large Cap Equity Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	372
5 Years	rr_ExpenseExampleYear05	644
10 Years	rr_ExpenseExampleYear10	1,420
EQ/Mutual Large Cap Equity Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	372
5 Years	rr_ExpenseExampleYear05	644
10 Years	rr_ExpenseExampleYear10	1,420
EQ/Mutual Large Cap Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

Expense Example - EQ/Oppenheimer Global Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	137	428	739	1,624
Class IB Shares	137	428	739	1,624

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/Oppenheimer Global Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.35%
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	428
5 Years	rr_ExpenseExampleYear05	739
10 Years	rr_ExpenseExampleYear10	1,624
EQ/Oppenheimer Global Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.35%
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	428
5 Years	rr_ExpenseExampleYear05	739
10 Years	rr_ExpenseExampleYear10	1,624
EQ/Oppenheimer Global Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

Expense Example - EQ/PIMCO Ultra Short Bond Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	89	278	482	1,073
Class IB Shares	89	278	482	1,073

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/PIMCO Ultra Short Bond Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.47%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.87%
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	278
5 Years	rr_ExpenseExampleYear05	482
10 Years	rr_ExpenseExampleYear10	1,073
EQ/PIMCO Ultra Short Bond Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.47%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.87%
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	278
5 Years	rr_ExpenseExampleYear05	482
10 Years	rr_ExpenseExampleYear10	1,073
EQ/PIMCO Ultra Short Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Quality Bond PLUS Portfolio		Class IA Shares	Class IB Shares
Management Fee		0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)		0.25%	0.25%
Other Expenses	[1]	0.20%	0.20%
Acquired Fund Fees and Expenses	[2]	0.43%	0.43%
Total Annual Portfolio Operating Expenses	[1]	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement	[3]	(0.43%)	(0.43%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.85%	0.85%
[1]	Expenses have been restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year.
[3]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

Expense Example - EQ/Quality Bond PLUS Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	87	363	661	1,507
Class IB Shares	87	363	661	1,507

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/Quality Bond PLUS Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.28%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[1]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	363
5 Years	rr_ExpenseExampleYear05	661
10 Years	rr_ExpenseExampleYear10	1,507
EQ/Quality Bond PLUS Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.28%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[1]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	363
5 Years	rr_ExpenseExampleYear05	661
10 Years	rr_ExpenseExampleYear10	1,507
EQ/Quality Bond PLUS Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the current fiscal year
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees

[1]	Expenses have been restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year.
[3]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

EQ/Small Company Index Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

Expense Example - EQ/Small Company Index Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	63	199	346	774
Class IB Shares	63	199	346	774

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/Small Company Index Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.62%
1 Year	rr_ExpenseExampleYear01	63
3 Years	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	774
EQ/Small Company Index Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.62%
1 Year	rr_ExpenseExampleYear01	63
3 Years	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	774
EQ/Small Company Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

Expense Example - EQ/T. Rowe Price Growth Stock Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	118	368	638	1,409
Class IB Shares	118	368	638	1,409

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/T. Rowe Price Growth Stock Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.78%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.16%
1 Year	rr_ExpenseExampleYear01	118
3 Years	rr_ExpenseExampleYear03	368
5 Years	rr_ExpenseExampleYear05	638
10 Years	rr_ExpenseExampleYear10	1,409
EQ/T. Rowe Price Growth Stock Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.78%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.16%
1 Year	rr_ExpenseExampleYear01	118
3 Years	rr_ExpenseExampleYear03	368
5 Years	rr_ExpenseExampleYear05	638
10 Years	rr_ExpenseExampleYear10	1,409
EQ/T. Rowe Price Growth Stock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

Expense Example - EQ/Templeton Global Equity Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	119	372	644	1,420
Class IB Shares	119	372	644	1,420

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/Templeton Global Equity Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	372
5 Years	rr_ExpenseExampleYear05	644
10 Years	rr_ExpenseExampleYear10	1,420
EQ/Templeton Global Equity Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	372
5 Years	rr_ExpenseExampleYear05	644
10 Years	rr_ExpenseExampleYear10	1,420
EQ/Templeton Global Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/UBS Growth and Income Portfolio		Class IA Shares	Class IB Shares
Management Fee		0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)		0.25%	0.25%
Other Expenses		0.15%	0.15%
Total Annual Portfolio Operating Expenses		1.15%	1.15%
Fee Waiver and/or Expense Reimbursement	[1]	(0.10%)	(0.10%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.05%	1.05%
[1]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

Expense Example - EQ/UBS Growth and Income Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	107	355	623	1,389
Class IB Shares	107	355	623	1,389

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/UBS Growth and Income Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	355
5 Years	rr_ExpenseExampleYear05	623
10 Years	rr_ExpenseExampleYear10	1,389
EQ/UBS Growth and Income Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	355
5 Years	rr_ExpenseExampleYear05	623
10 Years	rr_ExpenseExampleYear10	1,389
EQ/UBS Growth and Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013

[1]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

EQ/Van Kampen Comstock Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Van Kampen Comstock Portfolio		Class IA Shares	Class IB Shares
Management Fee		0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)		0.25%	0.25%
Other Expenses		0.15%	0.15%
Total Annual Portfolio Operating Expenses		0.80%	1.05%
Fee Waiver and/or Expense Reimbursement	[1]	(0.05%)	(0.05%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.00%	1.00%
[1]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

Expense Example - EQ/Van Kampen Comstock Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	102	329	575	1,278
Class IB Shares	102	329	575	1,278

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/Van Kampen Comstock Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	329
5 Years	rr_ExpenseExampleYear05	575
10 Years	rr_ExpenseExampleYear10	1,278
EQ/Van Kampen Comstock Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	329
5 Years	rr_ExpenseExampleYear05	575
10 Years	rr_ExpenseExampleYear10	1,278
EQ/Van Kampen Comstock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013

[1]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

EQ/Wells Fargo Omega Growth Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

Expense Example - EQ/Wells Fargo Omega Growth Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	105	328	569	1,259
Class IB Shares	105	328	569	1,259

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/Wells Fargo Omega Growth Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.03%
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	328
5 Years	rr_ExpenseExampleYear05	569
10 Years	rr_ExpenseExampleYear10	1,259
EQ/Wells Fargo Omega Growth Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.03%
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	328
5 Years	rr_ExpenseExampleYear05	569
10 Years	rr_ExpenseExampleYear10	1,259
EQ/Wells Fargo Omega Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011